Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting Information [Line Items]
Revenue from external customers		$ 435,582	$ 429,063	$ 1,318,437	$ 1,247,763
Interest revenue		3,990	4,752	11,302	15,270
Intersegment Revenue	[1]	5,142	3,807	15,021	13,342
Revenues, Net of Interest Expense		444,714	437,622	1,344,760	1,276,375
Elimination of intersegment revenue	[1]	(5,142)	(3,807)	(15,021)	(13,342)
Revenue		439,572	433,815	1,329,739	1,263,033
Cost of services (excluding depreciation and amortization)	[1]	199,114
Selling, general and administrative	[2]	115,377
Segment Adjusted EBITDA		130,223	141,155	378,781	375,484
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		231,263	227,745	698,179	667,385
Interest revenue		329	383	1,019	1,239
Intersegment Revenue	[1]	5,068	3,807	14,825	13,342
Revenues, Net of Interest Expense		236,660	231,935	714,023	681,966
Cost of services (excluding depreciation and amortization)	[1]	137,364	126,931	412,362	388,362
Selling, general and administrative	[2]	54,067	57,240	177,686	176,719
Segment Adjusted EBITDA		45,229	47,764	123,975	116,885
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		204,319	201,318	620,258	580,378
Interest revenue		3,661	4,369	10,283	14,031
Intersegment Revenue	[1]	74	0	196	0
Revenues, Net of Interest Expense		208,054	205,687	630,737	594,409
Cost of services (excluding depreciation and amortization)	[1]	61,750	59,921	192,980	172,386
Selling, general and administrative	[2]	61,310	52,375	182,951	163,424
Segment Adjusted EBITDA		$ 84,994	$ 93,391	$ 254,806	$ 258,599

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.